OPERATING EXPENSES - Taxes and fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
Turnover tax	$ (7,361)	$ (2,157)	$ (1,218)
Municipal taxes	(1,811)	(1,026)	(838)
Other taxes and fees	(4,437)	(1,676)	(2,285)
Total taxes and fees with the regulatory authority	$ (13,609)	$ (4,859)	$ (4,341)